Stock-Based Compensation - Warrant For Marketing Services (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Compensation recognized		$ 4,842	$ 4,831
Marketing Services Warrant | Non-employee
Class of Warrant or Right [Line Items]
Number of stock to be purchased by warrants	341
Exercise price of warrants	$ 0.01
Warrant term	5 years
Compensation recognized				$ 444